Note 11 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-vested, shares (in shares)	89,400	88,400	82,950
Non-vested, weighted average grant date fair value (in dollars per share)	$ 15.19	$ 14.63	$ 15.14
Granted, shares (in shares)	63,850	60,100	59,100
Granted, weighted average grant date fair value (in dollars per share)	$ 12.83	$ 15.29	$ 14.97
Vested, shares (in shares)	(59,350)	(58,350)	(53,650)
Vested, weighted average grant date fair value (in dollars per share)	$ 15.13	$ 14.46	$ 15.79
Non-vested, shares (in shares)	93,900	89,400	88,400
Non-vested, weighted average grant date fair value (in dollars per share)	$ 13.62	$ 15.19	$ 14.63
Forfeited, shares (in shares)	0	(750)	0
Forfeited, weighted average grant date fair value (in dollars per share)		$ 14.63